LVIP ClearBridge Dividend Strategy Fund Investment Strategy - LVIP ClearBridge Dividend Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Lincoln Financial Investments Corporation serves as the Fund’s investment adviser. ClearBridge Investments, LLC (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics that pay dividends or are expected to initiate their dividends over time. Possible investments include preferred stock with fixed or floating dividend features and Real Estate Investment Trusts (“REITs”). To the extent the Fund invests in stocks before they initiate dividends, such stocks would not amount to more than 10% of the Fund’s portfolio. This policy includes companies that the Sub-Adviser expects to initiate dividend payments within the next 12 to 24 months.The Fund invests primarily in common stocks. Equity securities in which the Fund may invest also include preferred securities, convertible securities, securities of other investment companies and of REITs, warrants and rights. The Fund may invest up to 20% of its net assets in equity securities of foreign issuers, either directly or through depositary receipts. The foreign issuers in which the Fund may invest include issuers that are organized outside the United States and conduct their operations in the United States and other countries (commonly known as “multi-national companies”) and other foreign issuers with market capitalizations generally of at least $10 billion.The Sub-Adviser believes that high quality companies with strong balance sheets coupled with strong dividend profiles are attractive candidates for long-term investment. The Sub-Adviser looks for companies that they believe have assets or earnings power that are either unrecognized or undervalued. The Sub-Adviser typically emphasize dividend-paying equity securities with a focus placed upon current dividend levels as well as dividend growth over time. The Sub-Adviser also looks for potential for capital appreciation, sound or improving balance sheets and effective management teams that exhibit a desire to earn consistent returns for shareholders. The Sub-Adviser may also consider the companies’ past growth rates, future earnings prospects, technological innovation and recognized industry leadership, as well as general market and economic factors. The Fund may invest in issuers of any size. The Sub-Adviser will reassess any company held by the Fund that reduces or terminates its dividend payments to determine whether the Fund will continue to hold the security.